Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	June 30, 2021	December 31, 2020
Prepaid insurance	$703,316	$8,257
Prepaid research and development	200,000	-
Legal retainer	3,050	3,643
Consulting fees	8,825	5,838
Other prepaid expenses and current assets	5,731	534
	$920,922	$18,273

	December 31, 2020	December 31, 2019
Prepaid insurance	$8,257	$3,328
Legal retainer	3,643	—
Consulting fees	5,838	—
Accounts receivable, related party	-	1,388
Other prepaid expenses and current assets	534	1,855
	$18,273	$5,183